Average Annual Total Returns{- Fidelity International Small Cap Opportunities Fund} - 10.31 Fidelity International Small Cap Opportunities Fund Retail PRO-09 - Fidelity International Small Cap Opportunities Fund
	Fidelity International Small Cap Opportunities Fund Return Before Taxes Past 1 year	Fidelity International Small Cap Opportunities Fund Return Before Taxes Past 5 years	Fidelity International Small Cap Opportunities Fund Return Before Taxes Past 10 years	Fidelity International Small Cap Opportunities Fund After Taxes on Distributions Past 1 year	Fidelity International Small Cap Opportunities Fund After Taxes on Distributions Past 5 years	Fidelity International Small Cap Opportunities Fund After Taxes on Distributions Past 10 years	Fidelity International Small Cap Opportunities Fund After Taxes on Distributions and Sales Past 1 year	Fidelity International Small Cap Opportunities Fund After Taxes on Distributions and Sales Past 5 years	Fidelity International Small Cap Opportunities Fund After Taxes on Distributions and Sales Past 10 years	MS141 Past 1 year	MS141 Past 5 years	MS141 Past 10 years
Total	19.61%	12.22%	10.45%	19.61%	11.92%	10.23%	11.61%	9.77%	8.67%	12.51%	9.56%	7.98%